Segment Information - Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 9,664	$ 8,347	$ 6,973
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,917	2,223	1,751
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	127	123	134
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	64	60	58
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,132	1,012	990
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	4,873	4,444	3,699
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	534	463	323
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 17	$ 22	$ 18